Filed under Rule 497(e)
Registration No. 002-83631
VALIC Company I
(“VC I,” and its series, the “Funds”)
Supplement dated July 31, 2026, to the Funds’ current Prospectuses, as supplemented to date
At a meeting held on April 21, 2026, the Board of Directors of VC I (the “Board”) approved changes to certain Funds’ principal investment strategies and/or 80% investment policies, including the adoption of new non‑fundamental 80% investment policies for certain Funds, as set out below. The investment objective and principal strategies of each Fund may be changed by the Board without investor approval. Investors will be given at least 60 days’ written notice in advance of any such changes. VC I intends to file an amendment to its registration statement with the U.S. Securities and Exchange Commission (“SEC”) reflecting these changes. The filing is subject to review by the SEC staff and is expected to become effective on or about September 29, 2026 (the “Effective Date”).
Upon the Effective Date, the following changes are made:
Core Bond Fund
The first sentence of the first paragraph in the subsection entitled “Fund Summary: Core Bond Fund – Principal Investment Strategies of the Fund” and the first sentence of the second paragraph in the subsection entitled “Additional Information About the Funds’ Investment Objectives, Strategies and Risks – Core Bond Fund” are deleted in their entirety and replaced with the following:
The Fund invests, under normal circumstances, at least 80% of its net assets in fixed-income securities. The Fund primarily invests in medium- to high-quality fixed-income securities, including corporate debt securities of domestic and foreign companies, or in securities issued or guaranteed by the U.S. Government such as treasury obligations, including treasury coupon strips and treasury principal strips, and other U.S. Government securities, mortgage-related and mortgage-backed or non-mortgage asset-backed securities.
Dividend Value Fund
The first paragraph in the subsection entitled “Fund Summary: Dividend Value Fund – Principal Investment Strategies of the Fund” and the second paragraph in the subsection entitled “Additional Information About the Funds’ Investment Objectives, Strategies and Risks – Dividend Value Fund” are deleted in their entirety and replaced with the following:
Under normal circumstances, the Fund will invest at least 80% of its net assets in dividend paying securities of value companies. For purposes of the Fund’s 80% investment policy, a company is considered to be a value company if it: (i) issues securities that are represented in a third-party value-style index or that are classified as a value company by a third-party vendor; or (ii) meets a relevant equity market measurement in at least one “value metric” similar to those commonly used by third-party index providers or third-party vendors in value classifications, such as earnings growth, price‑to‑earnings or sales growth, among others.
The Fund seeks to achieve its objective by investing primarily in a diversified portfolio of equity securities, including common stock, preferred stock and convertible securities. The Fund may invest in securities of companies with any market capitalization, but will generally focus on large cap securities. The Fund may invest up to 25% of its net assets in equity securities of foreign issuers, either directly or through depositary receipts. The foreign issuers in which the Fund may invest include issuers that are organized outside the United States and conduct their operations in the United States and other countries and other foreign issuers with market capitalizations generally of at least $10 billion.
Growth Fund
The first paragraph in the subsection entitled “Fund Summary: Growth Fund – Principal Investment Strategies of the Fund” and the second paragraph in the subsection entitled “Additional Information About the Funds’ Investment Objectives, Strategies and Risks – Growth Fund” are deleted in their entirety and replaced with the following:
The Fund attempts to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets in securities of growth companies. For purposes of the Fund’s 80% investment policy, a company is considered to be a growth company if it: (i) issues securities that are represented in a third-party growth-style index or that are classified as a growth company by a third-party vendor; or (ii) meets a relevant equity market measurement in at least one “growth metric” similar to those commonly used by third-party index providers or third-party vendors in growth classifications, such as earnings growth, price‑to‑earnings or sales growth, among others.
Equity securities in which the Fund may invest consist of common stock and American Depositary Receipts (“ADRs”). Within the universe of growth companies, the Fund primarily invests in common stock of companies that are selected based on such factors as strong earnings, strong sales and revenue growth and capital appreciation potential. The Fund will emphasize common stock of companies with mid- to large-stock market capitalizations; however, the Fund also may invest in the common stock of small companies. The Fund may invest without limitation in the securities of foreign companies in the form of ADRs. In addition to ADRs, the Fund may also invest up to 20% of its total assets in securities of foreign companies, including companies located in emerging markets.
International Growth Fund
The first and second paragraphs of the subsection entitled “Fund Summary: International Growth Fund – Principal Investment Strategies of the Fund” and the second and third paragraphs of the subsection entitled “Additional Information About the Funds’ Investment Objectives, Strategies and Risks – International Growth Fund” are deleted in their entirety and replaced with the following:
The Fund’s subadviser uses a proprietary investment strategy to invest in companies that it believes will increase in value over time. The Fund attempts to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets in securities of growth companies. For purposes of the Fund’s 80% investment policy, a company is considered to be a growth company if it: (i) issues securities that are represented in a third-party growth-style index or that are classified as a growth company by a third-party vendor; or (ii) meets a relevant equity market measurement in at least one “growth metric” similar to those commonly used by third-party index providers or third-party vendors in growth classifications, such as earnings growth, price‑to‑earnings or sales growth, among others.
Under normal market conditions, the subadviser seeks to achieve the Fund’s objective by investing primarily in established growth companies on an international basis, with capitalizations within the range of companies included in the MSCI ACWI ex USA Index. As of June 30, 2026, the market capitalization range of the companies in the MSCI ACWI ex USA Index was approximately $156.54 million to $1.864 trillion.
The subadviser emphasizes a bottom‑up stock selection process, seeking attractive investments on an individual company basis. In selecting securities for investment, the subadviser seeks high-quality, established companies that the subadviser believes have attractive valuations at the time of purchase relative to their growth potential. The subadviser typically favors companies it believes have sustainable competitive advantages that can be monetized through growth. The investment process integrates analysis of sustainability with respect to disruptive change, financial strength, environmental and social externalities and governance (also referred to as ESG). The subadviser generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria because the quality of the company’s business deteriorates or the price relative to the company’s intrinsic value is no longer attractive. The subadviser views incorporating ESG‑related potential risks and opportunities within the investment process as important to ensure long-term stewardship of capital. Over extended time horizons, the subadviser believes that ESG risks are more likely to materialize and externalities not borne by the company are more likely to be priced into the value of securities. Since ESG risks could potentially impact the risk and reward profile of investment opportunities, the subadviser typically engages company management in constructive discussions on a range of ESG issues the subadviser deems materially important.
The eighth paragraph in the subsection entitled “Additional Information About the Funds’ Investment Objectives, Strategies and Risks – International Growth Fund” is deleted in its entirety and replaced with the following:
The Fund may also invest in privately placed and restricted securities. In addition, the Fund may invest in currency options to enhance returns or hedge against the decline in the value of a currency. The Fund will not concentrate its assets in any single industry but may from time to time invest a higher percentage of its assets in companies conducting business in various industries within an economic sector.
International Socially Responsible Fund
The first sentence of the first paragraph in the subsection entitled “Fund Summary: International Socially Responsible Fund – Principal Investment Strategies of the Fund” and the first sentence of the second paragraph in the subsection entitled “Additional Information About the Funds’ Investment Objectives, Strategies and Risks – International Socially Responsible Fund” are deleted in their entirety and replaced with the following:
The Fund invests, under normal circumstances, at least 80% of its net assets in the securities of companies that meet the Fund’s social criteria. The Fund will invest in issuers located in at least three different countries with at least 40% of net assets in foreign securities, or if conditions are unfavorable, at least 30% of net assets in foreign securities.
International Value Fund
The first paragraph in the subsection entitled “Fund Summary: International Value Fund – Principal Investment Strategies of the Fund” and the second paragraph in the subsection entitled “Additional Information About the Funds’ Investment Objectives, Strategies and Risks – International Value Fund” are deleted in their entirety and replaced with the following:
Under normal market conditions, the Fund invests at least 80% of its net assets in securities of value companies. For purposes of the Fund’s 80% investment policy, a company is considered to be a value company if it: (i) issues securities that are represented in a third-party value-style index or that are classified as a value company by a third-party vendor; or (ii) meets a relevant equity market measurement in at least one “value metric” similar to those commonly used by third-party index providers or third-party vendors in value classifications, such as earnings growth, price‑to‑earnings or sales growth, among others.
The Fund invests primarily in equity securities of foreign issuers. The Fund will invest in securities of at least three different countries, including the United States. The Fund normally invests in common stock, preferred stock, rights, warrants and American Depository Receipts (ADRs). The Fund may purchase securities across any market capitalization. The Fund may invest in derivatives, such as forward contracts (including forward foreign currency contracts), futures (including equity futures and index futures) and options (including options on stocks and indices), for both hedging and non‑hedging purposes including, for example, for investment purposes to seek to enhance returns or, in certain circumstances, when holding a derivative is deemed preferable to holding the underlying asset. In particular, the Fund may invest in forward currency contracts to hedge the currency exposure associated with some or all of the Fund’s securities, to shift investment exposure from one currency to another, to shift U.S. dollar exposure to achieve a representative weighted mix of major currencies in its benchmark, or to adjust an underweight country exposure in its portfolio.
Mid Cap Strategic Growth Fund
The second paragraph in the subsection entitled “Fund Summary: Mid Cap Strategic Growth Fund – Principal Investment Strategies of the Fund” and the third paragraph in the subsection entitled “Additional

Information About the Funds’ Investment Objectives, Strategies and Risks – Mid Cap Strategic Growth Fund” are deleted in their entirety and replaced with the following:
Under normal circumstances, at least 80% of the Fund’s net assets will be invested in securities of mid‑cap growth companies. For purposes of the Fund’s 80% investment policy, a company is considered to be a growth company if it: (i) issues securities that are represented in a third-party growth-style index or that are classified as a growth company by a third-party vendor; or (ii) meets a relevant equity market measurement in at least one “growth metric” similar to those commonly used by third-party index providers or third-party vendors in growth classifications, such as earnings growth, price‑to‑earnings or sales growth, among others. Generally, mid‑cap companies will include companies whose market capitalizations, at the time of purchase, range from the market capitalization of the smallest company included in the Russell Midcap® Growth Index to the market capitalization of the largest company in the Russell Midcap® Growth Index during the most recent 12‑month period. As of June 30, 2026, the median stock by market capitalization in the Index was approximately $17.443 billion, and the largest stock was approximately $92.673 billion. The size of the companies in the Index changes with market conditions and the composition of the Index.
Mid Cap Value Fund
The first and second paragraphs of the subsection entitled “Fund Summary: Mid Cap Value Fund – Principal Investment Strategies of the Fund” and the second and third paragraphs of the subsection entitled “Additional Information About the Funds’ Investment Objectives, Strategies and Risks – Mid Cap Value Fund” are deleted in their entirety and replaced with the following:
The Fund invests, under normal circumstances, at least 80% of net assets in securities of mid‑cap value companies. For purposes of the Fund’s 80% investment policy, a company is considered to be a value company if it: (i) issues securities that are represented in a third-party value-style index or that are classified as a value company by a third-party vendor; or (ii) meets a relevant equity market measurement in at least one “value metric” similar to those commonly used by third-party index providers or third-party vendors in value classifications, such as earnings growth, price‑to‑earnings or sales growth, among others. Generally, mid‑cap companies will include companies whose market capitalizations, at the time of purchase, range from the market capitalization of the smallest company included in the Russell Midcap® Index to the market capitalization of the largest company in the Russell Midcap® Index during the most recent 12‑month period. As of June 30, 2026, the median stock by market capitalization in the Index was approximately $13.368 billion, and the largest stock was approximately $92.673 billion. The size of the companies in the Index changes with market conditions and the composition of the Index.
The Fund invests primarily in equity securities. The subadvisers use value-oriented investment approaches to identify companies in which to invest the Fund’s assets. Within the universe of value companies, the subadvisers generally select stocks that they believe meet one or more of the following criteria: (1) are undervalued relative to other securities in the same industry or market, (2) exhibit good or improving fundamentals, or (3) exhibit an identifiable catalyst (e.g., an event or company report that significantly affects the price of a security, such as an earnings report, new product launch, new legislation, or lawsuit) that could close the gap between market value and fair value over the next one to two years.
Small Cap Growth Fund
The first and second paragraphs in the subsection entitled “Fund Summary: Small Cap Growth Fund – Principal Investment Strategies of the Fund” and the second and third paragraphs in the subsection entitled “Additional Information About the Funds’ Investment Objectives, Strategies and Risks – Small Cap Growth Fund” are deleted in their entirety and replaced with the following:
Under normal market conditions, the Fund invests at least 80% of its net assets in securities of small‑cap growth companies. The Fund invests primarily in equity securities. For purposes of the Fund’s 80% investment policy, a company is considered to be a growth company if it: (i) issues securities that are represented in a third-party growth-style index or that are classified as a growth company by a third-party vendor; or (ii) meets a relevant equity market measurement in at least one “growth metric” similar to those commonly used by third-party index providers or third-party vendors in growth classifications, such as earnings growth, price‑to‑earnings or sales growth, among others. Within the universe of growth companies, the Fund typically invests in securities of companies with a history of above-average growth in revenues, earnings, cash flows, and/or margin relative to peers, benchmarks, or consensus expectations, as well as companies expected to have above-average growth.
A company will be considered a small‑cap company if its market capitalization, at the time of purchase, is equal to or less than the largest company in the Russell 2000® Index during the most recent 12‑month period. As of June 30, 2026, the median stock by market capitalization in the Index was approximately $1.176 billion, and the largest stock was approximately $13.400 billion. The size of the companies in the Index changes with market conditions and the composition of the Index. The subadviser may continue to hold an investment for further capital growth opportunities even if, through market appreciation, the company’s market cap value exceeds these small cap measures.
Small Cap Value Fund
The first and second paragraphs in the subsection entitled “Fund Summary: Small Cap Value Fund – Principal Investment Strategies of the Fund” and the second and third paragraphs in the subsection entitled “Additional Information About the Funds’ Investment Objectives, Strategies and Risks – Small Cap Value Fund” are deleted in their entirety and replaced with the following:
The Fund invests, under normal circumstances, at least 80% of its net assets in securities of small‑cap value companies. The Fund invests primarily in equity securities. For purposes of the Fund’s 80% investment policy, a company is considered to be a value company if it: (i) issues securities that are represented in a third-party value-style index or that are classified as a value company by a third-party vendor; or (ii) meets a relevant equity market measurement in at least one “value metric” similar to those commonly used by third-party index providers or third-party vendors in value classifications, such as earnings growth, price‑to‑earnings or sales growth, among others.
A company will be considered a small‑cap company if its market capitalization, at time of purchase, is equal to or less than the largest company in the Russell 2000® Index during the most recent 12‑month period. As of June 30, 2026, the median stock by market capitalization in the Index was approximately $1.176 billion, and the largest stock was approximately $13.400 billion. The size of the companies in the Index changes with market conditions and the composition of the Index.
The third paragraph in the subsection entitled “Fund Summary: Small Cap Value Fund – Principal Investment Strategies of the Fund” is deleted in its entirety and replaced with the following:
The subadvisers use a value-oriented approach. Within the universe of value companies, companies will be selected based upon valuation characteristics such as price‑to‑cash flow ratios which are at a discount to market averages. Although the Fund primarily invests in domestic issuers, the Fund is authorized to invest up to 25% of its assets in the securities of foreign issuers.
The fourth paragraph in the subsection entitled “Additional Information About the Funds’ Investment Objectives, Strategies and Risks – Small Cap Value Fund” is deleted in its entirety and replaced with the following:
The subadvisers use a value-oriented approach. Within the universe of value companies, companies will be selected based upon valuation characteristics such as price‑to‑cash flow ratios which are at a discount to market averages. The subadvisers invest in companies that are attractively valued relative to their peers, with conservative management teams, high quality earnings and strong momentum characteristics. Stocks that are deemed unattractive based on their value, quality or momentum characteristics become candidates for sale. The frequency with which the Fund buys and sells securities will vary from year to year, depending on market conditions.

Although the Fund primarily invests in domestic issuers, the Fund is authorized to invest up to 25% of its assets in the securities of foreign issuers.
The seventh paragraph in the subsection entitled “Additional Information About the Funds’ Investment Objectives, Strategies and Risks – Small Cap Value Fund” is deleted in its entirety.
Systematic Growth Fund
The first paragraph in the subsection entitled “Fund Summary: Systematic Growth Fund – Principal Investment Strategies of the Fund” and the second paragraph in the subsection entitled “Additional Information About the Funds’ Investment Objectives, Strategies and Risks – Systematic Growth Fund” are deleted in their entirety and replaced with the following:
The Fund attempts to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets in securities of growth companies. For purposes of the Fund’s 80% investment policy, a company is considered to be a growth company if it: (i) issues securities that are represented in a third-party growth-style index or that are classified as a growth company by a third-party vendor; or (ii) meets a relevant equity market measurement in at least one “growth metric” similar to those commonly used by third-party index providers or third-party vendors in growth classifications, such as earnings growth, price‑to‑earnings or sales growth, among others.
The Fund invests primarily in equity securities of issuers included in the Russell 1000® Growth Index (the “Index”) at the time of purchase. The Index is comprised of U.S. large- and mid‑cap companies that exhibit certain growth characteristics, as defined by the index provider. As of June 30, 2026, the median stock by market capitalization in the Index was approximately $28.249 billion, and the largest stock was approximately $4.86 trillion. The size of the companies in the Index changes with market conditions and the composition of the Index. The size of the companies in which the Fund invests may be outside of this capitalization range and may change with market conditions as well.
Systematic Value Fund
The first paragraph in the subsection entitled “Fund Summary: Systematic Value Fund – Principal Investment Strategies of the Fund” and the second paragraph in the subsection entitled “Additional Information About the Funds’ Investment Objectives, Strategies and Risks – Systematic Value Fund” are deleted in their entirety and replaced with the following:
The Fund attempts to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets in securities of value companies. For purposes of the Fund’s 80% investment policy, a company is considered to be a value company if it: (i) issues securities that are represented in a third-party value-style index or that are classified as a value company by a third-party vendor; or (ii) meets a relevant equity market measurement in at least one “value metric” similar to those commonly used by third-party index providers or third-party vendors in value classifications, such as earnings growth, price‑to‑earnings or sales growth, among others.
The Fund invests primarily in equity securities of U.S. large- and mid‑cap companies. Companies are determined to be large- or mid‑cap based on the inclusion of their equity securities in the Russell 1000® Value Index, whose constituents are companies that exhibit certain value qualities, as defined by the index provider, such as lower price‑to‑book ratios and lower expected growth values. As of June 30, 2026, the median stock by market capitalization in the Index was approximately $15.922 billion, and the largest stock was approximately $4.24 trillion. The size of the companies in the Index changes with market conditions and the composition of the Index. The equity securities in which the Fund invests include common stock, preferred stock, convertible securities, rights and warrants.

All Funds
The following sentence is added at the end of the third paragraph in the subsection entitled “Additional Information About the Funds’ Investment Objectives, Strategies and Risks”:
A derivative that provides exposure to the types of investments that are included in a Fund’s 80% policy or exposure to one or more market risk factors associated with such investments will be counted towards compliance with the Fund’s 80% policy.
Capitalized terms used herein but not defined shall have the meanings assigned to them in the Funds’ Prospectuses.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.